UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings
                                           entries.

Institutional Investment Manager Filing this Report:

Name:     Richard C. Blum & Associates, L.P.
Address:  909 Montgomery Street, Suite 400
          San Francisco, CA  94133

File 13F File Number: 28-4768

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Murray A. Indick
Title:  Managing Director and General Counsel
Phone:  (415) 434-1111

Signature, Place, and Date of Signing:

     Murray A. Indick    San Francisco, California    May 7, 1999

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  18

Form 13F Information Table Value Total:  $1,151,870

List of Other Included Managers:  NONE.

                                             FORM 13F INFORMATION TABLE
                           TITLE
                           OF               VALUE  SHS OR  SH/ PUT/ INVESTMENT  OTHER    ---VOTING AUTH---
NAME OF ISSUER             CLASS  CUSIP     x$1000 PRN AMT PRN CALL DISCRETION  MANAGERS SOLE    SHRD NONE
-------------------------- -----  --------- ------ ------- --- ---- ----------- -------- ------- ---- ----
ACNIELSEN CORP             COM    004833109  85257  3143100 SH      SOLE                 3143100
APRIA HEALTHCARE GROUP INC COM    037933108  64422  5425000 SH      SOLE                 5425000
BANKAMERICA CORP NEW       COM    06605F102  21922   310397 SH      SOLE                  310397
BARD C R INC               COM    067383109  80276  1591600 SH      SOLE                 1591600
CB RICHARD ELLIS SVCS INC  COM    12489L108   5131   311000 SH      SOLE                  311000
COPART INC                 COM    217204106  54872  2644420 SH      SOLE                 2644420
FIRST HEALTH GROUP CORP    COM    320960107  78046  4858900 SH      SOLE                 4858900
GAYLORD ENTMT CO NEW       COM    367905106  58767  2423398 SH      SOLE                 2423398
HAEMONETICS CORP           COM    405024100  62223  3966400 SH      SOLE                 3966400
HARLAND JOHN H CO          COM    412693103  49308  3811250 SH      SOLE                 3811250
NORTHWEST AIRLINES CORP    CL A   667280101 146750  5276390 SH      SOLE                 5276390
PERINI CORP                COM    713839108    236    54055 SH      SOLE                   54055
PLAYTEX PRODS INC          COM    72813P100 180739 11949700 SH      SOLE                 1949700
SCOTT TECHNOLOGIES INC     COM    810022301  66533  3829276 SH      SOLE                 2497230
TOKHEIM CORP               COM    889073102   9717  1233900 SH      SOLE                 1233900
URS CORP NEW               COM    903236107  52993  2933888 SH      SOLE                 1549306
WADDELL & REED FINL INC    CL A   930059100  90794  4429000 SH      SOLE                 4429000
WADDELL & REED FINL INC    CL B   930059209  43884  2208000 SH      SOLE                 2208000